S000020207 [Member] Investment Strategy - AMG GW&K Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are those with a market capitalization, at the time of purchase, of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of April 30, 2025, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 27, 2025), the range of market capitalizations of the Russell 2000® Index was $119.4 million to $7.4 billion. As of February 28, 2026, the range of market capitalizations of the S&P SmallCap 600 Index was $335.71 million to $12.462 billion. As of February 28, 2026, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $35.33 million to $93.78 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors. The Subadviser may consider increasing or reducing the Fund’s investment in a particular sector in view of the Fund’s goal of achieving sector diversification.